ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Intangible assets, Amount	$ 5,969,549	$ 1,173,272
Intangible assets, Accumulated Amortization	(504,912)	(117,900)
Intangible assets, Net Amount	5,464,637	1,055,372
Vesele [Member]
Intangible assets, Amount		25,287
Intangible assets, Accumulated Amortization		(717)
Intangible assets, Net Amount		$ 24,570
Intangible assets, Useful Lives (years)		8 years
Patents and Trademarks [Member]
Intangible assets, Amount	417,598	$ 264,321
Intangible assets, Accumulated Amortization	(47,628)	(23,671)
Intangible assets, Net Amount	$ 369,970	$ 240,650
Patents and Trademarks [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	7 years	7 years
Patents and Trademarks [Member] | Maximum [Member]
Intangible assets, Useful Lives (years)	15 years	15 years
Customer Contracts [Member]
Intangible assets, Amount	$ 611,119	$ 611,119
Intangible assets, Accumulated Amortization	(108,096)	(62,262)
Intangible assets, Net Amount	$ 503,023	$ 548,857
Intangible assets, Useful Lives (years)	10 years	10 years
Licensing Agreements [Member]
Intangible assets, Amount	$ 234,545	$ 272,545
Intangible assets, Accumulated Amortization	(44,091)	(31,250)
Intangible assets, Net Amount	$ 190,454	$ 241,295
Intangible assets, Useful Lives (years)	10 years	10 years